Summary of Significant Principal Accounting Policies (Summary of Useful Lives) (Details)	12 Months Ended
Dec. 31, 2021
Electronic devices
Property, Plant and Equipment [Line Items]
Useful years	3 years
Electronic devices | Minimum
Property, Plant and Equipment [Line Items]
Residual rate	0.00%
Electronic devices | Maximum
Property, Plant and Equipment [Line Items]
Residual rate	5.00%
Vehicles
Property, Plant and Equipment [Line Items]
Useful years	5 years
Residual rate	5.00%
Furniture and office equipment
Property, Plant and Equipment [Line Items]
Useful years	5 years
Residual rate	5.00%
Machinery and Equipment
Property, Plant and Equipment [Line Items]
Useful years	10 years
Residual rate	5.00%
Buildings
Property, Plant and Equipment [Line Items]
Useful years	44 years
Residual rate	5.00%
Leasehold improvement
Property, Plant and Equipment [Line Items]
Residual rate	0.00%